VY® Clarion Global Real Estate Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.1%
		Australia: 4.2%
331,350		Dexus	$2,463,805	1.2
122,037		Goodman Group	1,685,128	0.9
260,969		Ingenia Communities Group	1,007,063	0.5
125,436		Lifestyle Communities Ltd.	1,314,030	0.7
1,455,053		Vicinity Centres	1,839,406	0.9
			8,309,432	4.2

		Belgium: 1.2%
6,519		Montea C.V.A	680,172	0.3
22,543	(1)	Shurgard Self Storage SA	1,027,049	0.5
21,999		Warehouses De Pauw CVA	726,903	0.4
			2,434,124	1.2

		Canada: 1.8%
26,880		Boardwalk Real Estate Investment Trust	776,647	0.4
31,331	(1)	Canadian Apartment Properties REIT	1,342,793	0.7
132,117		H&R Real Estate Investment Trust	1,499,155	0.7
			3,618,595	1.8

		Finland: 0.8%
77,285		Kojamo Oyj	1,513,998	0.8

		France: 1.3%
13,855	(2)	Covivio	1,185,001	0.6
114,252		Mercialys SA	1,257,993	0.7
			2,442,994	1.3

		Germany: 6.5%
38,995	(1),(2),(3)	ADLER Group SA	1,067,937	0.5
272,788		Aroundtown SA	1,942,764	1.0
47,057	(2)	Deutsche Euroshop AG	980,709	0.5
13,467		LEG Immobilien SE	1,771,412	0.9
50,049		TAG Immobilien AG	1,428,602	0.7
87,422		Vonovia SE	5,712,985	2.9
			12,904,409	6.5

		Hong Kong: 7.1%
389,471		CK Asset Holdings Ltd.	2,370,936	1.2
256,400		Hongkong Land Holdings Ltd. - HKHGF	1,261,025	0.6
292,873		Kerry Properties Ltd.	947,163	0.5
412,605		Link REIT	3,764,502	1.9
254,195		Sun Hung Kai Properties Ltd.	3,848,982	1.9
615,000		Swire Properties Ltd.	1,908,955	1.0
			14,101,563	7.1

		Ireland: 0.3%
385,246		Hibernia REIT plc	499,079	0.3

		Japan: 10.6%
792		AEON REIT Investment Corp.	1,068,336	0.5
635		Hulic Reit, Inc.	996,078	0.5
295		Kenedix Office Investment Corp.	2,100,607	1.1
381		Kenedix Retail REIT Corp.	926,598	0.5
479		Kenedix Residential Next Investment Corp.	935,645	0.5
1,846		LaSalle Logiport REIT	2,799,157	1.4
153,015		Mitsui Fudosan Co., Ltd.	3,488,052	1.8
82,700		Nomura Real Estate Holdings, Inc.	1,999,018	1.0
1,858		Orix JREIT, Inc.	3,236,066	1.6
1,158		Sankei Real Estate, Inc.	1,234,952	0.6
540		SOSiLA Logistics REIT, Inc.	702,674	0.3
263,100	(1)	Tokyu Fudosan Holdings Corp.	1,564,301	0.8
			21,051,484	10.6

		Luxembourg: 0.6%
45,039		Grand City Properties SA	1,128,130	0.6

		Singapore: 3.4%
1,224,494		CapitaLand Integrated Commercial Trust	1,981,352	1.0
822,519		CapitaLand Ltd.	2,304,630	1.2
107,700		City Developments Ltd.	640,558	0.3
2,041,393		Keppel REIT Management Ltd.	1,856,394	0.9
			6,782,934	3.4

		Sweden: 1.3%
87,308		Castellum AB	1,926,533	1.0
15,344		Catena AB	676,415	0.3
			2,602,948	1.3

		United Kingdom: 3.6%
56,499		Big Yellow Group PLC	867,885	0.4
31,123		Derwent London PLC	1,384,956	0.7
255,149		Grainger PLC	938,274	0.5
204,403		Land Securities Group PLC	1,943,602	1.0
98,357		Safestore Holdings PLC	1,078,663	0.5
75,779		Segro PLC	979,306	0.5
			7,192,686	3.6

		United States: 56.4%
49,541		Acadia Realty Trust	939,793	0.5
25,357		Alexandria Real Estate Equities, Inc.	4,166,155	2.1
17,230		American Tower Corp.	4,119,004	2.1
91,116		Apartment Income REIT Corp.	3,896,120	2.0
83,185		Brandywine Realty Trust	1,073,918	0.5
109,572		Brixmor Property Group, Inc.	2,216,642	1.1
45,655		Camden Property Trust	5,017,941	2.5
72,838		Columbia Property Trust, Inc.	1,245,530	0.6
60,727		Cousins Properties, Inc.	2,146,699	1.1
11,647		Crown Castle International Corp.	2,004,798	1.0

VY® Clarion Global Real Estate Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States: (continued)
107,913	CubeSmart	$4,082,349	2.1
146,141	Duke Realty Corp.	6,127,692	3.1
47,012	Extra Space Storage, Inc.	6,231,441	3.1
107,949	Healthcare Trust of America, Inc.	2,977,233	1.5
25,563	Hilton Worldwide Holdings, Inc.	3,091,078	1.6
72,789	Hudson Pacific Properties, Inc.	1,974,766	1.0
104,388	Invitation Homes, Inc.	3,339,372	1.7
21,924	Kilroy Realty Corp.	1,438,872	0.7
42,171	Life Storage, Inc.	3,624,597	1.8
53,133	MGM Growth Properties LLC	1,733,198	0.9
46,350	Mid-America Apartment Communities, Inc.	6,691,086	3.4
67,901	Pebblebrook Hotel Trust	1,649,315	0.8
64,305	Piedmont Office Realty Trust, Inc.	1,116,978	0.6
104,315	ProLogis, Inc.	11,057,390	5.6
114,722	Retail Properties of America, Inc.	1,202,287	0.6
103,395	Simon Property Group, Inc.	11,763,249	5.9
103,495	SITE Centers Corp.	1,403,392	0.7
50,779	Spirit Realty Capital, Inc.	2,158,108	1.1
109,794	STORE Capital Corp.	3,678,099	1.8
46,160	Ventas, Inc.	2,462,174	1.2
122,435	VEREIT, Inc.	4,728,440	2.4
93,253	VICI Properties, Inc.	2,633,465	1.3
		111,991,181	56.4

	Total Common Stock
	(Cost $152,347,654)	196,573,557	99.1

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.9%
	Repurchase Agreements: 1.5%
967,608	(4) Bank of America Inc., Repurchase Agreement dated 03/31/21, 0.01%, due 04/01/21 (Repurchase Amount $967,608, collateralized by various U.S. Government Agency Obligations, 1.000%-5.500%, Market Value plus accrued interest $986,960, due 06/01/24-01/01/59)	$967,608	0.5
1,000,000	(4) Citigroup, Inc., Repurchase Agreement dated 03/31/21, 0.01%, due 04/01/21 (Repurchase Amount $1,000,000, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.125%-4.000%, Market Value plus accrued interest $1,020,000, due 05/15/23-09/15/57)	1,000,000	0.5
1,000,000	(4) Daiwa Capital Markets, Repurchase Agreement dated 03/31/21, 0.01%, due 04/01/21 (Repurchase Amount $1,000,000, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $1,020,000, due 05/04/21-04/01/51)	1,000,000	0.5

	Total Repurchase Agreements
	(Cost $2,967,608)	2,967,608	1.5

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.4%
857,194	(5) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.010%
	(Cost $857,194)	857,194	0.4

	Total Short-Term Investments
	(Cost $3,824,802)	3,824,802	1.9

	Total Investments in Securities (Cost $156,172,456)	$200,398,359	101.0
	Liabilities in Excess of Other Assets	(1,919,354)	(1.0)
	Net Assets	$198,479,005	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Security, or a portion of the security, is on loan.
(2)	Non-income producing security.
(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(4)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of March 31, 2021.

VY® Clarion Global Real Estate Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

REIT Diversification	Percentage of Net Assets
Retail REITs	15.3%
Office REITs	12.5
Industrial REITs	12.5
Specialized REITs	12.3
Real Estate Operating Companies	11.8
Residential REITs	11.7
Diversified REITs	7.6
Diversified Real Estate Activities	7.5
Health Care REITs	2.7
Real Estate Development	1.9
Hotel & Resort REITs	1.7
Hotels, Resorts & Cruise Lines	1.6
Assets in Excess of Other Liabilities*	0.9
Net Assets	100.0%

*	Includes short-term investments.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2021
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$8,309,432	$–	$8,309,432
Belgium	1,027,049	1,407,075	–	2,434,124
Canada	3,618,595	–	–	3,618,595
Finland	–	1,513,998	–	1,513,998
France	–	2,442,994	–	2,442,994
Germany	–	12,904,409	–	12,904,409
Hong Kong	–	14,101,563	–	14,101,563
Ireland	–	499,079	–	499,079
Japan	–	21,051,484	–	21,051,484
Luxembourg	–	1,128,130	–	1,128,130
Singapore	–	6,782,934	–	6,782,934
Sweden	676,415	1,926,533	–	2,602,948
United Kingdom	1,078,663	6,114,023	–	7,192,686
United States	111,991,181	–	–	111,991,181
Total Common Stock	118,391,903	78,181,654	–	196,573,557
Short-Term Investments	857,194	2,967,608	–	3,824,802
Total Investments, at fair value	$119,249,097	$81,149,262	$–	$200,398,359
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(645)	$–	$(645)
Total Liabilities	$–	$(645)	$–	$(645)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

VY® Clarion Global Real Estate Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

At March 31, 2021, the following forward foreign currency contracts were outstanding for VY® Clarion Global Real Estate Portfolio:
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 455,523	SEK 3,969,776	Brown Brothers Harriman & Co.	04/06/21	$(645)
				$(645)

Currency Abbreviations
SEK	-	Swedish Krona
USD	-	United States Dollar

At March 31, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $166,558,517.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$39,304,991
Gross Unrealized Depreciation	(5,468,803)
Net Unrealized Appreciation	$33,836,188